Current Accrued Expenses - Schedule of Current Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Clinical trial expenses	$ 2,590	$ 4,530	$ 869
Compensation, excluding taxes	3,274	1,785	1,124
Professional fees		190	221
Short-term portion of lease restructuring		184	209
Other	640	1,247	985
Total accrued expenses	$ 6,537	7,964	$ 3,408
Scenario, Previously Reported [Member]
Other		$ 1,275